Repurchase of Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 14, 2012
Stockholders' Equity Note [Abstract]
Authorized repurchase amount					$ 4,000
Repurchase of common stock, shares	171,000			975,571
Repurchase of common stock, value	$ 308			$ 2,513
Repurchased common stock, average price per share	$ 1.80			$ 2.57